Financial Instruments - Additional Information (Details) $ in Thousands	1 Months Ended		3 Months Ended	9 Months Ended
	Sep. 30, 2017 USD ($)	Aug. 31, 2014 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 USD ($) unit	Dec. 31, 2016 USD ($)	Jun. 30, 2016 vessel
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of units written down to fair values | unit				3
Impaired Asset | UMS Segment
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of vessels | vessel						2
Logitel
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Percentage of noncontrolling interest acquired		100.00%
Portion of purchase price paid in cash		$ 4,000
Potential additional cash amount for purchase price		$ 27,600
Petrojarl I FPSO Unit
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Market participant rate	10.00%
Total project costs	$ 69,000		$ 69,000	$ 69,000
Cidade de Rio das Ostras FPSO Unit
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Market participant rate			10.00%
HiLoad DP Unit
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Market participant rate	8.20%
Vessels and Equipment and Advances on Newbuilding Contracts and Conversion Costs | Non-Recurring | Carrying Amount Asset | Level 3
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Vessels and equipment, fair value	$ 226,327		$ 226,327	$ 226,327	$ 0